Investment Objectives and Goals	Aug. 27, 2026
NYLIMM CBRE Real Estate & Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM CBRE Real Estate & Infrastructure ETF(prior to August 28, 2026, named NYLI CBRE Real Assets ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM CBRE Real Estate & Infrastructure ETF (the “Fund”) seeks total return through capital growth and current income.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM CBRE Real Estate & Infrastructure ETF has adopted a policy that it will, under normal circumstances, invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities issued by real estate companies and infrastructure companies.

For purposes of compliance with the Fund’s policy, the Fund’s Subadvisor defines a real estate company as a company that derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate, or has at least 50% of its assets invested in real estate and defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, operation of infrastructure assets or the provision of services to companies engaged in such activities.

NYLIM MacKay Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay Core Plus Bond ETF(prior to August 28, 2026, named NYLI MacKay Core Plus Bond ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay Core Plus Bond ETF (the “Fund”) seeks total return.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM MacKay Core Plus Bond ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in bonds, which include all types of debt securities, such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; and loan participation interests.

NYLIM MacKay High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay High Income ETF(prior to August 28, 2026, named NYLI MacKay High Income ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay High Income ETF (the “Fund”) seeks to maximize current income.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM MacKay High Income ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield corporate debt instruments, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3), or, if unrated, judged to be of comparable quality by the Fund’s Subadvisor.

NYLIM MacKay Securitized Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay Securitized Income ETF(prior to August 28, 2026, named NYLI MacKay Securitized Income ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay Securitized Income ETF (the “Fund”) seeks total return with an emphasis on current income.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM MacKay Securitized Income ETF has adopted a policy that it will, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securitized assets, which include commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), agency and non-agency residential mortgage-backed securities (RMBS), collateralized mortgage obligations (CMOs), and collateralized loan obligations (CLOs).

NYLIM MacKay Muni Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay Muni Allocation ETF(prior to August 28, 2026, named NYLI MacKay Muni Allocation ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay Muni Allocation ETF (the “Fund”) seeks current income exempt from regular federal income tax.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The NYLIM MacKay Muni Short Duration ETF and NYLIM MacKay Muni Allocation ETF have each adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in municipal debt securities, which include debt obligations issued by or on behalf of a government entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax).
NYLIM MacKay Muni Insured ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay Muni Insured ETF(prior to August 28, 2026, named NYLI MacKay Muni Insured ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay Muni Insured ETF (the “Fund”) seeks current income exempt from federal income tax.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM MacKay Muni Insured ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in insured Municipal Bonds.

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NYLIM MacKay Muni Short Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay Muni Short Duration ETF(prior to August 28, 2026, named NYLI MacKay Muni Short Duration ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay Muni Short Duration ETF (the “Fund”) seeks current income exempt from regular federal income tax.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM MacKay Muni Short Duration ETF and NYLIM MacKay Muni Allocation ETF have each adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in municipal debt securities, which include debt obligations issued by or on behalf of a government entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax).

NYLIM MacKay Muni Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay Muni Intermediate ETF(prior to August 28, 2026, named NYLI MacKay Muni Intermediate ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay Muni Intermediate ETF (the “Fund”) seeks current income exempt from federal income tax.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM MacKay Muni Insured ETF and NYLIM MacKay Muni Intermediate ETF have each adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

NYLIM MacKay California Muni Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay California Muni Intermediate ETF(prior to August 28, 2026, named NYLI MacKay California Muni Intermediate ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay California Muni Intermediate ETF (the “Fund”) seeks current income exempt from federal and California income taxes.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM MacKay California Muni Intermediate ETF has adopted a policy that it will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in municipal bonds whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and California income taxes.

NYLIM Winslow Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Winslow Large Cap Growth ETF(prior to August 28, 2026, named NYLI Winslow Large Cap Growth ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM Winslow Large Cap Growth ETF (the “Fund”) seeks long-term growth of capital.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Winslow Large Cap Growth ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large-capitalization growth companies.

For purposes of compliance with the Fund’s policy, the Fund considers a company to be a large-capitalization growth company if it (i) has a market capitalization in excess of $10 billion at the time of purchase and (ii) is determined to be a growth company by the Subadvisor. The Subadvisor may consider a number of factors in determining whether a company is a growth company, including whether the company is included within at least one independent growth index, is classified as a growth company by a third-party vendor, or the company’s projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company’s research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company’s growth potential can be determined under any of these factors.

NYLIM Winslow Focused Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Winslow Focused Large Cap Growth ETF(prior to August 28, 2026, named NYLI Winslow Focused Large Cap Growth ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM Winslow Focused Large Cap Growth ETF (the “Fund”) seeks long-term growth of capital.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Winslow Focused Large Cap Growth ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large-capitalization growth companies.

For purposes of compliance with the Fund’s policy, the Fund considers a company to be a large-capitalization growth company if it (i) has a market capitalization in excess of $10 billion at the time of purchase and (ii) is determined to be a growth company by the Subadvisor. The Subadvisor may consider a number of factors in determining whether a company is a growth company, including whether the company is included within at least one independent growth index, is classified as a growth company by a third-party vendor, or the company’s projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company’s research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company’s growth potential can be determined under any of these factors.